Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 98,300,000
Previously Paid Amount	0
Total Fee Amount	7,577.7
Total Offset Amount	7,577.7
Net Fee	$ 0
Combined Prospectus Table N/A	N/A